UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

Deutsche State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 95.5%
New York 92.8%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, Prerefunded, 5.25%, 11/15/2027	1,000,000	1,105,070
Series A, Prerefunded, 5.75%, 11/15/2022	1,000,000	1,117,210
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group, 5.0%, 7/1/2040	1,000,000	1,088,810
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,292,830
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021, INS: AGMC	4,500,000	4,946,130
Hudson, NY, Yards Infrastructure Corp. Revenue, Series A, 5.75%, 2/15/2047	3,000,000	3,428,010
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,902,600
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,046,125
Long Island, NY, Electric System Revenue, Power Authority, Series D, 5.0%, 9/1/2023, INS: NATL	5,000,000	5,249,050
Long Island, NY, Power Authority:
Series A, 5.0%, 9/1/2037	4,000,000	4,338,600
Series A, 5.0%, 5/1/2038	2,000,000	2,183,740
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,270,280
Series A, 5.5%, 11/15/2039	5,000,000	5,615,600
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,098,320
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2017, INS: NATL	1,410,000	1,520,459
6.0%, 3/1/2018, INS: NATL	1,130,000	1,250,582
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue:
Series A, 5.0%, 10/1/2032	1,235,000	1,433,736
Series A, 5.0%, 10/1/2033	1,000,000	1,157,390
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project, 5.0%, 8/1/2042	1,000,000	1,070,780
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project., AMT, 5.0%, 1/1/2035	750,000	802,125
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016, INS: NATL	195,000	200,702
6.0%, 7/1/2021, INS: NATL	850,000	982,583
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,694,320
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology, 5.5%, 1/1/2017	4,890,000	5,160,515
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,255,880
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,543,513
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2031	3,500,000	3,992,415
Series D, 5.0%, 11/15/2034	1,000,000	1,113,790
Series A-1, 5.0%, 11/15/2035	2,000,000	2,254,040
Series D-1, 5.0%, 11/15/2039	2,500,000	2,772,150
Series B, 5.25%, 11/15/2044	3,000,000	3,395,880
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016, INS: NATL	605,000	630,670
Series C, 5.5%, 4/1/2017	3,275,000	3,489,807
New York, Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.0%, 10/15/2031	5,000,000	5,888,050
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	1,135,000	1,181,694
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016, INS: AMBAC	795,000	819,597
5.75%, 7/1/2018, INS: AGMC	1,845,000	1,987,877
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023, INS: NATL	2,960,000	2,971,455
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2037, LOC: Bank of America NA	1,000,000	1,113,660
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University:
Series B-1, 0.1% *, 7/1/2034, LOC: Bank of America NA	100,000	100,000
Series A, 5.0%, 7/1/2037	1,250,000	1,408,188
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017, INS: NATL	2,325,000	2,495,213
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	2,510,000	2,847,871
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,183,720
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, 5.25%, 7/1/2033	5,000,000	5,592,100
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,354,780
Series A, 5.25%, 7/1/2034	5,000,000	5,669,650
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2032	2,000,000	2,187,680
Series A, Prerefunded, 5.5%, 5/1/2037	1,500,000	1,662,360
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
Series B, Prerefunded, 5.25%, 7/1/2024	710,000	760,346
Series A, 6.0%, 7/1/2040	1,500,000	1,723,080
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,318,690
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,823,400
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,407,160
Series C, 5.0%, 7/1/2040	2,750,000	3,086,710
Series A, 5.0%, 7/1/2041	2,000,000	2,273,360
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	2,000,000	2,251,220
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, 5.0%, 7/1/2043	2,000,000	2,214,140
New York, State Dormitory Authority, Sales Tax Revenue, State Supported Debt, Series A, 5.0%, 3/15/2044	2,000,000	2,251,920
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,895,000	4,339,108
Series A, Prerefunded, 5.0%, 2/15/2034	5,000	5,690
Series A, 5.0%, 3/15/2038	1,250,000	1,395,363
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project:
Series A-3, AMT, 0.1% *, 6/1/2036, LOC: Scotiabank	750,000	750,000
Series A-1, AMT, 0.11% *, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,763,125
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,729,811
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: NATL	1,105,000	1,183,985
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016, INS: NATL	25,000	25,979
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.14% *, 5/15/2037, LIQ: Fannie Mae	375,000	375,000
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, 5.0%, 3/15/2039	5,150,000	5,694,973
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,204,060
"3", 5.0%, 3/15/2044	1,190,000	1,285,093
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,427,050
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,676,400
New York, State Thruway Authority:
Series B, 5.0%, 4/1/2019, INS: AMBAC	8,700,000	8,840,679
Series B, Prerefunded, 5.0%, 4/1/2019, INS: AMBAC	1,300,000	1,321,008
Series J, 5.0%, 1/1/2041	2,220,000	2,443,487
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,573,150
New York, State Urban Development Corp. Revenue:
Series A3A, 0.12% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,200,000	1,200,000
Series D, 5.625%, 1/1/2028	4,000,000	4,592,520
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	48,443
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	8,479,060
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-2, 5.25%, 11/15/2034	4,500,000	5,066,460
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,120,340
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,174,873
New York & New Jersey, Port Authority, Series 189, 5.0%, 5/1/2035	2,000,000	2,294,760
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027, INS: NATL	10,000,000	10,620,000
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021, INS: AGMC	4,000,000	4,258,400
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,203,268
New York City, NY, Health & Hospital Corp., HHC Capital Corp., Series C, 144A, 0.1% *, 2/15/2031, LOC: TD Bank NA	800,000	800,000
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,227,311
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, Prerefunded, 5.0%, 7/1/2025, INS: NATL	2,100,000	2,108,715
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.11% *, 12/1/2037, LOC: Citibank NA	520,000	520,000
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,193,540
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,012,380
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,340,110
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,144,390
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series A, 5.75%, 6/15/2040	4,000,000	4,536,160
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,107,680
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	4,000,000	4,508,600
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 0.08% *, 11/15/2022, SPA: JPMorgan Chase Bank NA	200,000	200,000
Series A-1, 5.0%, 8/1/2037	3,000,000	3,389,250
Series A, 5.0%, 5/1/2038	4,000,000	4,467,600
Series B1, 5.0%, 11/1/2040	4,000,000	4,493,800
New York, NY, General Obligation:
Series E-3, 0.08% *, 8/1/2034, LOC: Bank of America NA	605,000	605,000
Series B2, 0.13% *, 8/15/2023, SPA: Landesbank Hessen-Thuringen	800,000	800,000
Series C, 5.0%, 8/1/2034	2,865,000	3,267,934
Series I-1, 5.375%, 4/1/2036	3,000,000	3,408,300
Series I-1, 5.625%, 4/1/2029	3,000,000	3,448,440
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,920,700
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015, INS: NATL	380,000	384,279
Onondaga, NY, Civic Development Corp., St. Joseph’s Hospital Healthcare Center Project, Series A, 5.125%, 7/1/2031	1,500,000	1,606,530
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	720,000	439,128
5.7%, 1/1/2028	3,250,000	1,982,175
Triborough, NY, Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2038	2,625,000	2,947,849
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,340,560
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,566,040

		309,336,189
Guam 0.3%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	376,646
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	670,533

		1,047,179
Puerto Rico 1.3%
Puerto Rico, Highway & Transportation Authority Revenue, Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	1,475,000	1,624,727
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	4,125,000	2,547,105

		4,171,832
Virgin Islands 1.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	529,925
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Notes, Series A, 5.0%, 10/1/2032	3,000,000	3,248,490

		3,778,415

Total Municipal Bonds and Notes (Cost $298,718,646)		318,333,615
Underlying Municipal Bonds of Inverse Floaters (a) 9.9%
New York
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (b)	9,900,000	10,657,449
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 17.99%, 9/15/2016, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (b)	10,000,000	11,516,400
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 3384, 144A, 20.02%, 12/15/2016, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (b)	6,005,000	6,471,769
New York City, NY, Transitional Finance Authority Revenue, Series B, Prerefunded, 5.0%, 11/1/2023 (b)	3,995,000	4,305,531
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 17.975%, 11/1/2020, Leverage Factor at purchase date: 4 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $31,206,627)		32,951,149

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $329,925,273) †	105.4	351,284,764
Floating Rate Notes (a)	(6.7)	(22,425,000)
Other Assets and Liabilities, Net	1.3	4,493,992

Net Assets	100.0	333,353,756

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2015.

†
The cost for federal income tax purposes was $307,177,073.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $21,682,691.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,153,730 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,471,039.

(a)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(b)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$351,284,764	$—	$351,284,764

Total	$—	$351,284,764	$—	$351,284,764

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche New York Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015